January 30, 1997

          Securities and Exchange Commission
          Judiciary Plaza
          450 Fifth Street, N.W.
          Washington, D.C. 20549

                    Re:  Winthrop Opportunity Funds
                         Rule 497(j) Certification related
                         to the Registration Statement on
                         Form N-1A (File Nos. 33-92982 and 811-9054)


          Ladies and Gentlemen:

                    On behalf of the Winthrop Developing Markets
          Fund and the Winthrop International Equity Fund (the "Equity Funds"), both series of the Winthrop Opportunity Funds, we hereby certify that, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act") (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 5 to the Equity Funds' Registration Statement on Form N-1A (File Nos. 33-92982 and 811-9054) (the "Amendment") and (ii) the text of the Amendment has been filed electronically.

                    On behalf of the Winthrop U.S. Government Money Fund and the Winthrop Municipal Money Fund (the "Money Funds"), both series of the Winthrop Opportunity Funds, we will submit the appropriate documentation under Rule 497 under the Securities Act after the commencement of the Money Funds' public offering.

                    Should you have any questions or require additional information regarding the foregoing, please do not hesitate to call the undersigned at (212) 735-2846 or Philip H. Harris of this firm at (212) 735-3805.

                                        Very truly yours,

                                        /s/ Michael S. Emanuel
                                            Michael S. Emanuel